REVENUES, OTHER GAIN (LOSS), NET AND OTHER INCOME, NET - Summary of other income , net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
REVENUES, OTHER GAIN (LOSS), NET AND OTHER INCOME, NET
Government grants	¥ 114,282	$ 16,096	¥ 56,867	¥ 100,759
Income from ADS Reimbursement	12,696	1,788	10,386	9,967
Value added tax transferred out	(37,237)	(5,245)	(32,766)	(23,721)
Gain on disposal of property and equipment	(451)	(64)	156	7,107
Others	11,073	1,561	(11,636)	935
Total	¥ 100,363	$ 14,136	¥ 23,007	¥ 95,047